E*TRADE FINANCIAL SECTOR INDEX FUND
SEMI-ANNUAL REPORT

For the six months ending June 30, 2001, the Dow Jones U.S. Financial Sector Index (the "Index") declined 1.25%. For the same period the E*TRADE Financial Sector Index Fund (the "Fund") declined 1.68%.

The first six months of 2001 proved quite challenging for most investors as the economy continued to slow and stock markets moved lower on poor corporate earnings. Indeed, the period ended June 30, 2001 began with strong evidence that the U.S. economy was weakening: factory output fell 1.1% in December 2000, the biggest drop since the 1991 recession, and consumer spending also declined. By May 2001, corporate technology spending had fallen for the sixth straight month, and unemployment rates rose, putting further pressure on stock prices. Many financial services companies were directly affected by this turbulence in the stock markets, as investment banking and business lending activity contracted.

Moving to counteract the generally poor performance of the U.S. economy, the Federal Reserve Board (the "Fed") began an aggressive campaign of interest rate cuts. The Fed cut interest rates from 6.5% to 5.5% by January 4, 2001, the first reduction in rates since November 1998, and the moves were met initially with positive market reactions. Throughout the period ended June 30, 2001 the Fed continued to cut interests rates and by June 30, 2001 rates stood at 3.75%, the lowest level in seven years. Despite these reductions, many investors remained cautious as economic conditions appeared to remain weak.

Despite the Fed's action to stimulate the economy, most of the top holdings in the Index endured falling stock prices during the period ended June 30, 2001. Insurer American International Group (7.39% of the Index as of June 30, 2001) fell 13.67% over the period ended June 30, 2001. Wells Fargo (3.45% of the Index as of June 30, 2001) dropped 15.81% as California suffered from rising job losses, the technology slowdown, and concerns over uncertain energy availability. Morgan Stanley Dean Witter (3.12% of the Index as of June 30,
2001) declined 18.3%, in part affected by the poor environment for investment banking. Merrill Lynch (2.04% of the Index as of June 30, 2001) was also impacted by the weak trading conditions, and fell 12.70% over the period. Despite the generally downward movement in stock prices among top holdings, there were a few solid performers in the Index. The largest holding, Citigroup (11.57% of the Index as of June 30, 2001), had a moderately positive semiannual period, and its stock gained 4.02%. Bank of America (4.2% of the Index as of June 30, 2001) expanded its interest revenues, and its stock responded well, moving up 33.58% during the quarter.

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance.

*"Dow JonesSM" and "Dow Jones U.S. Financial Sector IndexSM" are service marks of Dow Jones & Company Inc. ("Dow Jones") and have been licensed for use for certain purposes by E*TRADE Asset Management, Inc. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in the Fund.

E*TRADE FINANCIAL SECTOR INDEX FUND
Schedule of Investments
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                       NUMBER
                                                     OF SHARES       VALUE
                                                    -----------    ----------
COMMON STOCK (100.2% OF NET ASSETS)
-------------------------------------------------------------
BANKING                                      (28.8%)
     AMCORE Financial, Inc.                                 100         2,404
     AmSouth Bancorp                                      1,543        28,530
     Anchor Bancorp Wisconsin, Inc.                         100         1,590
     Associated Bancorp                                     260         9,357
     Astoria Financial Corp.                                202        11,110
     BancWest Corp.                                         240         8,256
     Bank of New York Co., Inc.                           3,114       149,472
     Bank One Corp.                                       4,861       174,024
     Banknorth Group, Inc.                                  600        13,590
     Bay View Capital Corp.                                 100           748
     BB&T Corp.                                           1,713        62,867
     Charter One Financial, Inc.                            900        28,710
     Chittenden Corp.                                       100         3,365
     Citizens Banking Corp.                                 160         4,680
     City National Corp.                                    170         7,529
     Colonial BancGroup, Inc.                               410         5,896
     Comerica, Inc.                                         751        43,258
     Commerce Bancorp, Inc.                                 130         9,113
     Commerce Bancshares, Inc.                              230         8,487
     Commercial Federal Corp.                               206         4,759
     Community First Bankshares, Inc.                       200         4,600
     Compass Bancshares, Inc.                               500        13,250
     Cullen/Frost Bankers, Inc.                             230         7,785
     Dime Bancorp, Inc.                                     483        17,992
     Downey Financial Corp.                                 100         4,726
     East West Bancorp, Inc.                                100         2,700
     Fifth Third Bancorp                                  2,043       122,682
     First Midwest Bancorp, Inc.                            160         4,744
     First Sentinel Bancorp, Inc.                           190         2,578
     First Tennessee National Corp.                         568        19,715
     First Union Corp.                                    4,125       144,127
     First Virginia Banks, Inc.                             200         9,424
     FirstFed Financial Corp.                                89         2,652*
     FirstMerit Corp.                                       299         7,894
     FleetBoston Financial Corp.                          4,551       179,537
     GBC Bancorp                                             30           856
     Golden State Bancorp, Inc.                             300         9,240
     Golden West Financial Corp.                            580        37,259
     Greater Bay Bancorp                                    145         3,622
     Greenpoint Financial Corp.                             360        13,824
     Harbor Florida Bancshres, Inc.                         100         1,915
     Hibernia Corp., Class A                                700        12,460
     Hudson City Bancorp, Inc.                              202         4,664
     Hudson United Bancorp                                  200         5,100
     Huntington Bancshares, Inc.                          1,100        17,985
     Independence Community Bank Corp.                      240         4,738
     IndyMac Bancorp, Inc.                                  256         6,861*
     KeyCorp                                              1,791        46,656
     M&T Bank Corp.                                         380        28,690

     MAF Bancorp, Inc.                                      100         3,070
     Marshall & Ilsley Corp.                                360        19,404
     Medallion Financial Corp.                               74           758
     Mellon Financial Corp.                               2,007        92,322
     Mercantile Bankshares Corp.                            300        11,739
     National City Corp.                                  2,169        66,762
     Net.B@nk, Inc.                                         100         1,130*
     New York Community Bancorp                             150         5,647
     North Fork Bancorp                                     750        23,250
     Northern Trust Corp.                                   877        54,812
     Ocwen Financial Corp.                                  190         1,947*
     Old National Bancorp                                   220         5,808
     Pacific Century Financial Corp.                        360         9,284
     Pacific Northwest Bancorp                               81         2,024
     People's Bank                                          100         2,331
     PFF Bancorp, Inc.                                       69         1,725
     PNC Financial Services Group                         1,218        80,132
     Provident Bankshares Corp.                             105         2,619
     Provident Financial Group, Inc.                        130         4,280
     Regions Financial Corp.                                940        30,080
     Republic Bancorp, Inc.                                 200         2,780
     Richmond County Financial Corp.                        100         3,752
     Roslyn Bancorp, Inc.                                   255         6,706*
     Silicon Valley Bancshares                              200         4,400
     Southtrust Corp.                                     1,460        37,960
     Southwest Bancorp of Texas, Inc.                       132         3,988*
     Sovereign Bancorp, Inc.                              1,000        13,000
     Staten Island Bancorp, Inc,                            125         3,481
     Sterling Bancshares, Inc.                              100         1,918
     SunTrust Banks, Inc.                                 1,059        68,602
     Synovus Financial Corp.                                871        27,332
     TCF Financial Corp.                                    330        15,282
     Texas Regional Bancshares, Class A                      75         3,022
     The South Financial Group, Inc.                        200         3,776
     Trustmark Corp.                                        250         5,080
     UCBH Holdings, Inc.                                    100         3,035
     Union Planters Corp.                                   574        25,026
     UnionBanCal Corp.                                      240         8,088
     US Bancorp, Inc.                                     8,005       182,434
     W.P. Stewart & Co. Ltd.                                199         4,875
     Wachovia Corp.                                         881        62,683
     Washington Federal, Inc.                               231         5,664
     Washington Mutual, Inc.                              3,692       138,635
     Webster Financial Corp.                                200         6,556
     Wells Fargo & Co.                                    7,190       333,832
     Westamerica Bancorp                                    161         6,319
     Wilmington Trust Corp.                                 130         8,144
     Xl Capital Ltd. - Class A                              522        42,856
     Zions Bancorp                                          380        22,420
                                                                   ----------
                                                                    2,786,791
                                                                   ----------
BANKS                                         (0.8%)
     BancorpSouth, Inc.                                     327         5,559
     BSB Bancorp, Inc.                                       25           576
     F&M National Corp.                                     118         4,720
     Fulton Financial Corp.                                 318         6,506
     National Commerce Financial Corp.                      856        20,861
     Popular, Inc.                                          485        15,976
     Sky Financial Group, Inc.                              314         5,944
     Valley National Bancorp                                339         9,611
     Whitney Holding Corp.                                  105         4,924
                                                                   ----------
                                                                       74,677
                                                                   ----------

BUSINESS SERVICES                             (0.0%)
     Internet Capital Group, Inc.                           914         1,828*
                                                                   ----------

COMMERCIAL SERVICES                           (0.0%)
     Xcelera.com, Inc.                                       90           373*
                                                                   ----------

COMPUTER RELATED SERVICES                     (0.1%)
     CMGI, Inc.                                             969         2,907*
     Homestore.com, Inc.                                    250         8,740*
                                                                   ----------
                                                                       11,647
                                                                   ----------
COMPUTERS                                     (0.0%)
     Safeguard Scientifics, Inc.                            416         2,138*
                                                                   ----------

DATA PROCESSING & PREPARATION                 (1.1%)
     Bisys Group, Inc.                                      250        14,750*
     Investors Financial Services Corp.                     133         8,911
     SEI Investment Co.                                     338        16,021
     State Street Corp.                                   1,371        67,851
                                                                   ----------
                                                                      107,533
                                                                   ----------
DIVERSIFIED FINANCIAL SERVICES                (0.3%)
     Heller Financial, Inc., Class A                        191         7,640
     Investment Technology Group, Inc.                      133         6,689*
     Neuberger Berman, Inc.                                 166        11,288
     TD Waterhouse Group, Inc.                              152         1,661*
                                                                   ----------
                                                                       27,278
                                                                   ----------
FINANCIAL SERVICES                           (33.1%)
     A.G. Edwards, Inc.                                     335        15,075
     Affiliated Managers Group, Inc.                         90         5,535*
     Allied Capital Corp.                                   350         8,103
     American Capital Strategies Ltd.                       100         2,806
     American Express Co.                                 4,958       192,370
     AmeriCredit Corp.                                      340        17,663*
     Bear Stearns Cos., Inc.                                460        27,126
     Capital One Financial Corp.                            876        52,560
     Citigroup, Inc.                                     21,176     1,118,940
     CompuCredit Corp.                                       83           917*
     Countrywide Credit Industries, Inc.                    500        22,940
     Doral Financial Corp.                                  153         5,248
     Eaton Vance Corp.                                      261         9,083
     Fannie Mae                                           4,288       365,123
     Federated Investors Inc., Class B                      400        12,880
     Franklin Resources, Inc.                               624        28,560
     Freddie Mac                                          2,930       205,100
     Household International, Inc.                        1,951       130,132
     Jeffries Group, Inc.                                   100         3,240
     Labranche & Co., Inc.                                  200         5,800*
     Legg Mason, Inc.                                       258        12,838
     Lehman Brothers Holdings, Inc.                       1,040        80,860
     MBNA Corp.                                           3,160       104,122
     Merrill Lynch & Co., Inc.                            3,327       197,125
     Metris Cos., Inc.                                      250         8,428
     Morgan Stanley Dean Witter & Co.                     4,698       301,753
     NextCard, Inc.                                         200         2,210*
     Providian Financial Corp.                            1,201        71,099
     Raymond James Financial, Inc.                          160         4,896
     Southwest Securities Group, Inc.                        83         1,718
     Stilwell Financial, Inc.                               922        30,942
     T Rowe Price Group, Inc.                               510        19,069
     The Goldman Sachs Group, Inc.                          911        78,164
     USA Education, Inc.                                    690        50,370
     Waddell & Reed Financial, Inc., Class A                328        10,414

                                                                   ----------
                                                                    3,203,209
                                                                   ----------
FOREST PRODUCTS & PAPER                       (0.1%)
     Plum Creek Timber Co., Inc.                            290         8,149
                                                                   ----------

INSURANCE                                    (21.9%)
     ACE Ltd.                                             1,000        39,090
     AFLAC, Inc.                                          2,260        71,167
     Allmerica Financial Corp.                              230        13,225
     Allstate Corp.                                       2,883       126,823
     Ambac Financial Group, Inc.                            450        26,190
     American Financial Group, Inc.                         136         4,121
     American General Corp.                               2,115        98,242
     American International Group, Inc.                   8,400       722,400
     American National Insurance Co.                        111         8,297
     AmerUs Group Co.                                        79         2,802
     AON Corp.                                              970        33,950
     Arthur J. Gallagher & Co.                              356         9,256
     Brown & Brown, Inc.                                    100         4,199
     Chubb Corp.                                            735        56,911
     Cincinnati Financial Corp.                             676        26,702
     CNA Financial Corp.                                    100         3,945*
     Commerce Group, Inc.                                   127         4,672
     Conseco, Inc.                                        1,400        19,110*
     Erie Indemnity Co. - Class A                           266         7,914
     Everest Re Group Ltd.                                  200        14,960
     Fidelity National Financial, Inc.                      309         7,592
     First American Corp.                                   200         3,788
     Fremont General Corp.                                  295         1,918
     Hartford Financial Services Group, Inc.                997        68,195
     HCC Insurance Holdings, Inc.                           200         4,900
     Horace Mann Educators Corp.                            200         4,310
     Jefferson-Pilot Corp.                                  660        31,891
     John Hancock Financial Services, Inc.                1,295        52,137
     Leucadia National Corp.                                130         4,219
     Lincoln National Corp.                                 790        40,883
     Loews Corp.                                            562        36,210
     Markel Corp.                                            30         5,895*
     Marsh & McLennan Cos., Inc.                          1,160       117,160
     MBIA, Inc.                                             630        35,078
     Mercury General Corp.                                  100         3,497
     MetLife, Inc.                                        3,153        97,680
     MGIC Investment Corp.                                  400        29,056
     MONY Group, Inc.                                       200         8,026
     Mutual Risk Management Ltd.                            200         1,780
     Nationwide Financial Services, Inc.                    100         4,365
     Ohio Casualty Corp.                                    200         2,590
     Old Republic International Corp.                       470        13,630
     PartnerRe Ltd.                                         100         5,540
     Presidential Life Corp.                                100         2,240
     Progressive Corp.                                      270        36,501
     Protective Life Corp.                                  266         9,142
     Radian Group, Inc.                                     396        16,018
     Reinsurance Group of America, Inc.                     100         3,790
     RenaissanceRe Holdings Ltd.                             77         5,706
     SAFECO Corp.                                           540        15,930
     Selective Insurance Group, Inc.                        100         2,668
     St. Paul Cos., Inc.                                    910        46,128
     StanCorp Financial Group, Inc.                         130         6,161
     The PMI Group, Inc.                                    195        13,974
     Torchmark Corp.                                        540        21,713
     Transatlantic Holdings, Inc.                            52         6,371

     Trenwick Group Ltd.                                    181         4,149
     Unitrin, Inc.                                          200         7,680
     UNUMProvident Corp.                                    900        28,908
     W.R. Berkley Corp.                                     100         4,142
     White Mountains Insurance Group Ltd.                    17         6,396
                                                                   ----------
                                                                    2,111,933
                                                                   ----------
NATIONAL COMMERCIAL BANKS                     (8.1%)
     Bank of America Corp.                                6,759       405,743
     JP Morgan Chase & Co.                                8,351       372,455
                                                                   ----------
                                                                      778,198
                                                                   ----------
REAL ESTATE                                   (1.0%)
     Brandywine Realty Trust                                100         2,245
     BRE Properties, Inc., Class A                          200         6,060
     Catellus Development Corp.                             369         6,439*
     CBL & Associates Properties, Inc.                      100         3,069
     Chelsea GCA Realty, Inc.                                60         2,814
     Cousins Properties, Inc.                               160         4,296
     Developers Diversified Realty Corp.                    200         3,676
     Equity Inns, Inc.                                      191         1,872
     First Industrial Realty Trust                          169         5,427
     Glenborough Realty Trust, Inc.                         100         1,930
     Healthcare Realty Trust                                150         3,945
     Home Properties of NY, Inc.                             97         2,920
     JDN Realty Corp.                                       100         1,340
     Kilroy Realty Corp.                                    100         2,910
     LNR Property Corp.                                     100         3,500
     Manufactured Home Communities, Inc.                    100         2,810
     Meristar Hospitality Corp.                             200         4,750
     Mills Corp.                                            100         2,460
     Nationwide Health Properties, Inc.                     200         4,040
     Prentiss Properties Trust                              139         3,656
     Reckson Associates Realty Corp.                        200         4,600
     RFS Hotel Investors, Inc.                              100         1,579
     Security Capital Group, Class B                        330         7,062*
     Shurgard Storage Centers, Inc., Class A                100         3,125
     S1 Green Realty Corp.                                  100         3,031
     Storage USA, Inc.                                       64         2,304
     The Macerich Co.                                       125         3,100
     The St. Joe Co.                                        125         3,360
                                                                   ----------
                                                                       98,320
                                                                   ----------
REAL ESTATE INVESTMENT TRUSTS                 (4.0%)
     AMB Property Corp.                                     340         8,758
     Apartment Investment & Management Co., Class A         306        14,749
     Archstone Communities Trust                            500        12,890
     Arden Realty, Inc.                                     261         6,969
     AvalonBay Communities, Inc.                            277        12,950
     Boston Properties, Inc.                                357        14,601
     Camden Property Trust                                  167         6,129
     Capital Automotive                                     100         1,800
     CarrAmercia Realty Corp.                               159         4,850
     CenterPoint Properties Corp.                            86         4,317
     Colonial Properties Trust                               40         1,232
     Crescent Real Estate Equities Co.                      450        11,057
     Duke-Weeks Realty Corp.                                500        12,425
     Equity Office Properties Trust                       1,300        41,119
     Equity Residential Properties Trust                    554        31,329
     Federal Realty Investment Trust                        200         4,148
     FelCor Lodging Trust, Inc.                             150         3,510
     Franchise Finance Corporation of America               220         5,524
     General Growth Properties, Inc.                        200         7,692
     Health Care Property Investors, Inc.                   230         7,912

     Health Care REIT, Inc.                                 100         2,375
     Highwood Properties, Inc.                              220         5,863
     Hospitality Properties Trust                           225         6,413
     Host Marriott Corp.                                    800        10,016
     HRPT Properties Trust                                  600         5,838
     iStar Financial, Inc.                                  125         3,525
     Kimco Realty Corp.                                     240        11,364
     Koger Equity, Inc.                                      97         1,601
     La Quinta Properties, Inc.                             600         3,108*
     Liberty Property Trust                                 300         8,880
     Mack-Cali Realty Corp.                                 240         6,835
     New Plan Excel Realty Trust                            400         6,120
     Pinnacle Holdings, Inc.                                211         1,268*
     Post Properties, Inc.                                  172         6,510
     Prologis Trust                                         700        15,904
     Public Storage, Inc.                                   360        10,674
     Rouse Co.                                              260         7,449
     Simon Property Group, Inc.                             600        17,982
     Spieker Properties, Inc.                               280        16,786
     United Dominion Realty Trust, Inc.                     427         6,042
     Vornado Realty Trust                                   273        10,658
     Weingarten Realty Investors                            125         5,481
                                                                   ----------
                                                                      384,653
                                                                   ----------
SAVINGS & LOANS                               (0.0%)
     Dime Community Bancshares                               25           848
     OceanFirst Financial Corp.                              25           649
                                                                   ----------
                                                                        1,497
                                                                   ----------
SECURITY BROKERS & DEALERS                    (0.9%)
     Ameritrade Holding Corp., Class A                      500         3,980*
     E*TRADE Group, Inc.                                  1,000         6,450*
     Knight Trading Group, Inc.                             400         4,276*
     Schwab, Charles Corp.                                4,460        68,238
                                                                   ----------
                                                                       82,944
                                                                   ----------
SOFTWARE                                      (0.0%)
     Total System Services, Inc.                            146         4,146


TOTAL INVESTMENTS (Cost: $9,898,502)        (100.2%)                9,685,314
LIABILITIES IN EXCESS OF OTHER ASSETS        (-0.2%)                  (17,363)
                                                                   ----------
NET ASSETS                                  (100.0%)               $9,667,951
                                                                   ==========


*    Non-income producing security.

   The accompanying notes are an integral part of these financial statements.

E*TRADE FINANCIAL SECTOR INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

ASSETS

Investments at-value (cost:  $9,898,502) (Note 1)                 $ 9,685,314
Dividends receivable                                                   13,566
                                                                  -----------
       TOTAL ASSETS                                                 9,698,880
                                                                  -----------
LIABILITIES
Accrued administration fee (Note 2)                                     5,181
Distribution to Shareholders                                           23,360
Disbursements in excess of cash                                           538
Accrued advisory fee (Note 2)                                           1,850
                                                                  -----------
       TOTAL LIABILITIES                                               30,929
                                                                  -----------
TOTAL NET ASSETS                                                  $ 9,667,951
                                                                  ===========
NET ASSETS CONSIST OF:
Paid-in capital                                                     9,901,897
Distributions in excess of net investment income                         (253)
Net realized loss on investments                                      (20,505)
Net unrealized depreciation of investments                           (213,188)
                                                                  ===========
TOTAL NET ASSETS                                                  $ 9,667,951
                                                                  ===========
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $.01)             988,564
                                                                  ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE    $      9.78
                                                                  ===========

   The accompanying notes are an integral part of these financial statements.

E*TRADE FINANCIAL SECTOR INDEX FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
       Dividends                                                  $  90,078
       Interest                                                       4,155
                                                                  ---------
                TOTAL INVESTMENT INCOME                              94,233
                                                                  ---------
EXPENSES (NOTE 2):
       Advisory fee                                                  11,826
       Administration fee                                            33,110
                                                                  ---------
       TOTAL EXPENSES                                                44,936
                                                                  ---------
NET INVESTMENT INCOME                                                49,297
                                                                  ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
       Net realized loss on sale of investments                     (20,505)
       Net change in unrealized appreciation/(depreciation)
          of investments                                           (206,907)
                                                                  ---------
                NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS    (227,412)
                                                                  ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $(178,115)
                                                                  =========

   The accompanying notes are an integral part of these financial statements.

E*TRADE FINANCIAL SECTOR INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                For the Six Months Ended   Period from December
                                                                                     June 30, 2001        29, 2000 (commencement
                                                                                      (Unaudited)         of operations) through
                                                                                                            December 31, 2000
                                                                                ------------------------   --------------------

(DECREASE)/INCREASE IN NET ASSETS
OPERATIONS:
Net investment income                                                                   $    49,297             $         --
Net realized loss on sale of investments                                                    (20,505)                      --
Net change in unrealized appreciation/(depreciation) of investments                        (206,907)                  (6,281)
                                                                                        -----------             ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                       (178,115)                  (6,281)
                                                                                        -----------             ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                                    (49,550)                      --
                                                                                        -----------             ------------

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                                                          1,601,074               10,000,000
Value of shares issued in reinvestment of dividends and distributions                        26,001                       --
Cost of shares redeemed                                                                  (1,731,837)                      --
                                                                                        -----------             ------------

NET (DECREASE) /INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF COMMON STOCK         (104,762)              10,000,000
                                                                                        -----------             ------------
REDEMPTION FEES                                                                               6,659                       --
                                                                                        -----------             ------------
NET (DECREASE)/INCREASE IN NET ASSETS                                                      (325,768)               9,993,719
NET ASSETS:
Beginning of period                                                                       9,993,719                       --
                                                                                        -----------             ------------
END OF PERIOD                                                                           $ 9,667,951             $  9,993,719
                                                                                        ===========             ============
SHARE TRANSACTIONS:
Number of shares sold                                                                       166,956                1,000,000
Number of shares reinvested                                                                   2,859                       --
Number of shares redeemed                                                                  (181,251)                      --
                                                                                        -----------             ------------
NET (DECREASE)/INCREASE IN SHARES OUTSTANDING                                               (11,436)               1,000,000
                                                                                        ===========             ============

   The accompanying notes are an integral part of these financial statements.

E*TRADE FINANCIAL SECTOR INDEX FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                                      Period from
                                                                      Six         December 29, 2000
                                                                  Months Ended      (commencement
                                                                 June 30, 2001    of operations) through
FOR A SHARE OUTSTANDING FOR THE PERIOD                            (Unaudited)     December 31, 2000
                                                                ----------------- -------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                 $  9.99           $ 10.00
                                                                     --------          --------
LOSS FROM INVESTMENT OPERATIONS:
     Net investment income                                              0.05                --
     Net realized and unrealized loss on investments                   (0.21)            (0.01)
                                                                     --------          --------
     TOTAL LOSS FROM INVESTMENT OPERATIONS                             (0.16)            (0.01)
                                                                     --------          --------

DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions from net investment income                          (0.05)               --

                                                                     --------          --------


REDEMPTION FEES ADDED TO PAID-IN CAPITAL                                0.00 4              --
                                                                     --------          --------
NET ASSET VALUE, END OF PERIOD                                        $ 9.78            $ 9.99
                                                                     ========          ========

TOTAL RETURN                                                           (1.68)%3          (0.10)%1
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)                        $ 9,668           $ 9,994
     Ratio of expenses to average net assets                          0.95 % 2              --
     Ratio of net investment income to average net assets             1.05 % 2              --
     Portfolio turnover rate                                          4.90 % 3              --

------------
1 For the period December 29, 2000 (commencement of operations) to December 31, 2000 and not indicative of a full year's operating results.
2    Annualized.
3    Not annualized.
4    Rounds to less than $0.01.

    The accompanying notes are an integral part of these financial statements.

E*TRADE FINANCIAL SECTOR INDEX FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2001

1.   SIGNIFICANT ACCOUNTING POLICIES

E*TRADE Financial Sector Index Fund (the "Fund") is a non-diversified series of E*TRADE Funds (the "Trust"), an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of June 30, 2001 the Trust consisted of ten series: the E*TRADE Bond Index Fund, the E*TRADE E-Commerce Index Fund, the E*TRADE Extended Market Index Fund, the E*TRADE Financial Sector Index Fund, the E*TRADE Global Titans Index Fund, the E*TRADE International Index Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements pertain to the E*TRADE Financial Sector Index Fund.

The Fund's investment objective is to provide investment results that match as closely as practicable, before fees and expenses, the total return of the stocks comprising the Dow Jones U.S. Financial Sector (DJFS) IndexSM*. The Fund seeks to achieve its objective by investing in a representative sample of those securities comprising the DJFS Index.

* "Dow U.S. Financial Sector IndexSM" and "Dow JonesSM" are service marks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by E*TRADE Asset Management, Inc., the investment advisor. The Fund is not sponsored, endorsed, sold, or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in the Fund.

The following is a summary of significant accounting policies which are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Fund used the accrual method of accounting for financial reporting purposes.

INVESTMENT POLICY AND SECURITY VALUATION

Investments are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded.
Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by and under the supervision and responsibility of the Fund's Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended June 30, 2001.

REDEMPTION FEES

Shares held in the Fund for less than four months are subject to a redemption fee of 1.00%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. (the "Investment Advisor"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its service as investment advisor, the Investment Advisor is paid by the Fund at an annual rate of 0.25% of the Fund's average daily net assets.

Barclays Global Fund Advisors, Inc. ("BGFA") serves as the Fund's investment sub-advisor. BGFA is a California Corporation indirectly owned by Barclays Bank PLC. For its services, BGFA is paid by the Investment Advisor a fee calculated at an annual rate equal to 0.20% of the Fund's average daily net assets on amounts up to $200 million, 0.15% of daily net assets on amounts between $200 million and $500 million; and 0.12% of daily net assets on amounts above $500 million.

The Investment Advisor also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement"). Services provided by the Investment Advisor acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and reporting to the Board of Trustees concerning its activities pursuant to the Administrative Agreement. The Fund pays the Investment Advisor a monthly fee calculated at an annual rate of 0.70% of its average daily net assets for its services as administrator of the Fund.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company serves as sub-administrator, accounting services agent and custodian for the Fund.

E*TRADE Securities, Inc., a wholly owned subsidiary of E*TRADE Group, serves as the shareholder servicing agent (the "Shareholder Servicing Agent") for the Fund. The Shareholder Servicing Agent provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. E*TRADE Securities, Inc. also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund.

3.   PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. The Investment Advisor monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent.

The Fund did not have any securities lending activity during the period ended June 30, 2001.

4.   FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund is required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Fund did not enter into any futures contracts during the period ended June 30, 2001.

5.   REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's cash investments must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. The Fund's Investment Advisor monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

The Fund did not enter into repurchase agreements during the period ended June 30, 2001.

6.   INVESTMENT PORTFOLIO TRANSACTIONS

Purchases  and  sales  of  investments,   exclusive  of  short-term  securities,
aggregated $468,103 and $477,057, respectively, for the period ended June 30, 2001.

7.   UNREALIZED APPRECIATION/DEPRECIATION - TAX BASIS

As of June 30, 2001, net unrealized depreciation on investments for federal income tax purposes was comprised of the following:


     -----------------------------------------------------------------------

                  UNREALIZED             UNREALIZED          NET UNREALIZED
                APPRECIATION           DEPRECIATION            DEPRECIATION
     -----------------------------------------------------------------------

                    $453,328             $(666,516)              $(213,188)

     -----------------------------------------------------------------------


As of June 30, 2001, the cost basis of the investments for federal income tax purposes was $9,898,502.